Equity (Details Narrative) $ / shares in Units, $ in Thousands														1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2024 $ / shares	Mar. 13, 2024 USD ($) Integer $ / shares shares	Feb. 16, 2024 USD ($)	Feb. 15, 2024 USD ($)	Jan. 12, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	May 18, 2023 USD ($) $ / shares shares	Apr. 10, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 14, 2023 $ / shares	Sep. 08, 2022 USD ($)	May 18, 2022 USD ($) $ / shares shares	Mar. 01, 2022 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 12, 2024 $ / shares	Feb. 22, 2024 $ / shares	Sep. 14, 2023 $ / shares shares	Dec. 31, 2021 USD ($)	Jul. 14, 2021 shares
Class of Stock [Line Items]
Common stock, shares authorized																730,000,000		730,000,000	730,000,000					110,000,000
Common stock, par value | $ / shares																$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights																common stock are entitled to one vote per share		common stock are entitled to one vote per share
Preferred stock, shares authorized																10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding																0		0	0
Purchase and sale of shares						857,142		923,077
Warrants to purchase aggregate shares						892,856								892,856
Purchase price of per share | $ / shares						$ 3.50			$ 8.34					$ 3.50
Aggregate purchase price | $																$ 6,000	$ 12,750	$ 12,750	$ 30,000
Exercise price | $ / shares		$ 8.10						$ 7.50
Warrants and rights outstanding, expire date							May 18, 2028
Fair value of the warrant liability | $						$ 2,645		$ 4,280						$ 2,645		$ 4,259		$ 3,784	3,598				$ 25,962
Reduced exercise price | $ / shares						$ 3.50
Additional warrant liability | $								1,389
Number of warrants or rights outstanding																10,905,901		7,070,627
Warrant liabilities | $						$ 511								$ 511		$ 4,403		$ 4,359	$ 3,598
Fair value of modified warrant, incremental expense | $																$ 402		$ 402
Proceeds from the exercise of warrants | $						$ 3,000		$ 6,000
Warrant term						5 years		5 years
Debt instrument payment | $						$ 2,740		$ 5,505
Common stock shares issued																21,984,614		19,378,192	14,892,129
Common stock shares outstanding																21,984,614		19,378,192	14,892,129
Daily interest accruing rate					18.00%
C V Starr Co Inc [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 5.895
Number of warrants repriced		50,000
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Exercise price | $ / shares	$ 2.85
Term (years)	5 years
Line of credit percentage	10.00%
Two Thousand Twenty Four Warrant Repricing [Member]
Class of Stock [Line Items]
Exercise price | $ / shares					$ 2.4898													$ 67.70
Number of warrants repriced					652,981
Warrant expiration date					Mar. 16, 2025
Two Thousand Twenty Four Warrant Repricing [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Exercise price | $ / shares					$ 2.4898
Number of warrants repriced					652,981
January Two Thousand Twenty Four Pipe Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares					$ 67.70
Number of warrants repriced					652,981
Proceeds from private placements | $					$ 909
Fair value of warrant modification | $					$ 524
Chief Administrative Officer [Member] | Amended Employment Agreement [Member]
Class of Stock [Line Items]
Base salary | $			$ 500
Chief Administrative Officer [Member] | Subsequent Event [Member] | Amended Employment Agreement [Member]
Class of Stock [Line Items]
Base salary | $			425	$ 500
Private Placement [Member] | January Two Thousand Twenty Four Pipe Warrants [Member]
Class of Stock [Line Items]
Purchase price of per share | $ / shares					$ 1.25
Aggregate purchase price | $					$ 6,000
Private Placement [Member] | January Two Thousand Twenty Four Pipe Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Aggregate purchase price | $					$ 6,000
Legacy Celularity [Member]
Class of Stock [Line Items]
Warrants to purchase aggregate shares													1,328,138
Number of shares issued													1,328,138
Payments of stock issuance costs | $													$ 15,985
Minimum [Member]
Class of Stock [Line Items]
Exercise price | $ / shares						$ 3.50								$ 3.50
Minimum [Member] | Investor Rights Agreement [Member] | Dragasac Limited [Member]
Class of Stock [Line Items]
Percentage of partial liquidating damages					1.00%
Minimum [Member] | Chief Administrative Officer [Member] | Amended Employment Agreement [Member]
Class of Stock [Line Items]
Base salary | $			$ 425
Minimum [Member] | Legacy Celularity [Member]
Class of Stock [Line Items]
Exercise price | $ / shares													$ 35.00
Maximum [Member]
Class of Stock [Line Items]
Purchase price of per share | $ / shares									$ 83.43
Exercise price | $ / shares						$ 7.50								7.50
Maximum [Member] | Investor Rights Agreement [Member] | Dragasac Limited [Member]
Class of Stock [Line Items]
Percentage of partial liquidating damages					6.00%
Maximum [Member] | Legacy Celularity [Member]
Class of Stock [Line Items]
Exercise price | $ / shares													$ 75.30
Preferred Stock [Member] | Minimum [Member] | Legacy Celularity [Member]
Class of Stock [Line Items]
Percentage of shares required for voting																50.00%		50.00%
May Two Thousand Twenty Two Private Investment In Public Equity Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																$ 3.50		$ 3.50
Warrants and rights outstanding, expire date																Oct. 10, 2028		Oct. 10, 2028
Reduced exercise price | $ / shares								$ 7.50						$ 3.50
Amended termination date description								date to five and one-half years following the closing of the offering
Number of warrants or rights outstanding																405,405		405,405
May Two Thousand Twenty Two Private Investment In Public Equity Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Aggregate purchase price | $												$ 30,000
Net related cost | $												27,396
Reduction to additional paid in capital | $												2,604
Proceeds from issuance of private placement in additional paid in capital, net | $												$ 7,651
Exercise price | $ / shares												$ 82.50
Warrants and rights outstanding, expire date												May 20, 2027
Term (years)												5 years
Warrants and rights issued closing date												May 20, 2022
Fair value of the warrant liability | $												$ 19,745
May 2022 Private Investment In Public Equity Warrants Modified [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding						405,405								405,405
April Two Thousand Twenty Three Registered Direct Warrants Modified [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																$ 3.50		$ 3.50
Warrants and rights outstanding, expire date																Oct. 10, 2028		Oct. 10, 2028
Number of warrants or rights outstanding						487,451								487,451		487,451		487,451
At the Market Sales Agreement [Member]
Class of Stock [Line Items]
Sales agents commission rate																3.00%		3.00%
Gross proceeds from issuance of common stock | $																	141	$ 141
Net proceeds from sale of common stock | $																	$ 136	$ 136
March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member]
Class of Stock [Line Items]
Purchase and sale of shares									938,183
Aggregate purchase price | $									$ 9,000
Exercise price | $ / shares																$ 30.00		$ 30.00
Warrants and rights outstanding, expire date																Mar. 27, 2028		Mar. 27, 2028
Term (years)																		5 years
Reduced exercise price | $ / shares										$ 10.00
Number of warrants or rights outstanding																208,485		208,485
Adjusted advance notice period									61 days
Premium paid for private placement purchase | $									$ 1,650
March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member] | Private Placement [Member] | Chairman And Chief Executive Officer [Member]
Class of Stock [Line Items]
Aggregate purchase price | $									$ 2,000
May Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member]
Class of Stock [Line Items]
Aggregate purchase price | $							$ 3,750
Exercise price | $ / shares							$ 10.00									$ 10.00		$ 10.00
Warrants and rights outstanding, expire date							May 17, 2028									May 17, 2028		May 17, 2028
Term (years)							5 years
Number of warrants or rights outstanding																581,394		581,394
Adjusted advance notice period							61 days
Common Stock [Member]
Class of Stock [Line Items]
Purchase and sale of shares															2,141,098				405,406
Common Stock [Member] | Warrant [Member] | RWI Forbearance Agreement [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 5.895
Warrants and rights outstanding, expire date		Jun. 20, 2028
Common Stock [Member] | Warrant [Member] | Subsequent Event [Member] | RWI Forbearance Agreement [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 5.895
Warrants and rights outstanding, expire date		Jun. 20, 2028
Common Stock [Member] | Warrant [Member] | March Two Thousand Twenty Three Loan Warrants [Member] | Loan Agreement [Member] | C V Starr Co Inc [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 8.10
Common Stock [Member] | Warrant [Member] | March Two Thousand Twenty Three Loan Warrants [Member] | Forbearance Agreement [Member] | Loan Agreement [Member] | C V Starr Co Inc [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 5.895																		$ 7.10
Warrant expiration date		Mar. 17, 2028
Common Stock [Member] | Warrant [Member] | June Two Thousand Twenty Three Loan Warrants [Member] | Forbearance Agreement [Member] | Loan Agreement [Member] | C V Starr Co Inc [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 5.895
Warrant expiration date		Jun. 20, 2028
Common Stock [Member] | Maximum [Member] | Warrant [Member] | RWI Forbearance Agreement [Member]
Class of Stock [Line Items]
Number of warrants repriced		300,000
Common Stock [Member] | Maximum [Member] | Warrant [Member] | Subsequent Event [Member] | RWI Forbearance Agreement [Member]
Class of Stock [Line Items]
Number of warrants repriced		300,000
Equity Purchase Agreement [Member] | Yorkville [Member]
Class of Stock [Line Items]
Payments of stock issuance costs | $		$ 125
Sale of stock, maximum average daily traded amount (in percent)		100.00%
Sale of stock, maximum average daily traded amount, threshold consecutive trading days | Days | Integer		5
Sale of stock, percentage based on volume weighted average price		97.00%
Cash due diligence fee		25,000
Commitment fee in shares		16,964
Equity Purchase Agreement [Member] | Yorkville [Member] | Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Line of credit percentage		18.00%
Equity Purchase Agreement [Member] | Subsequent Event [Member] | Yorkville [Member]
Class of Stock [Line Items]
Sale of stock, maximum average daily traded amount (in percent)		100.00%
Sale of stock, maximum average daily traded amount, threshold consecutive trading days | Days | Integer		5
Sale of stock, percentage based on volume weighted average price		97.00%
Sale of stock, maximum average daily traded amount, threshold consecutive trading days | Days | Integer		3
Cash due diligence fee		25,000
Commitment fee in shares		16,964
May Two Thousand Twenty Two Private Investment In Public Equity Warrant [Member]
Class of Stock [Line Items]
Amended termination date description								date to five and one-half years following the closing of the offering
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																730,000,000		730,000,000	730,000,000
Common stock, par value | $ / shares																$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Purchase and sale of shares						857,143		923,076
Warrants to purchase aggregate shares						857,142		923,076						857,142		10,905,901		7,070,627
Purchase price of per share | $ / shares						$ 3.50		$ 6.50						$ 3.50
Common stock shares issued																21,984,614		19,378,192
Common stock shares outstanding																21,984,614		19,378,192
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares																					$ 0.0001
Common Class A [Member] | Two Thousand Twenty Four Warrant Repricing [Member]
Class of Stock [Line Items]
Exercise price | $ / shares					$ 67.70
Common Class A [Member] | Private Placement [Member] | January Two Thousand Twenty Four Pipe Warrants [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares					$ 0.0001
Purchase and sale of shares					2,141,098
Exercise price | $ / shares					$ 2.4898
Warrants and rights outstanding, expire date					Jan. 16, 2029
Term (years)					5 years
Warrants and rights issued closing date					Jan. 16, 2024
Common Class A [Member] | Private Placement [Member] | January Two Thousand Twenty Four Pipe Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares					$ 0.0001
Purchase and sale of shares					2,141,098
Exercise price | $ / shares					$ 2.4898
Warrants and rights outstanding, expire date					Jan. 16, 2029
Term (years)					5 years
Warrants and rights issued closing date					Jan. 16, 2024
Common Class A [Member] | Legacy Celularity [Member]
Class of Stock [Line Items]
Proceeds from the exercise of warrants | $													$ 46,485
Common Class A [Member] | Maximum [Member] | Private Placement [Member] | January Two Thousand Twenty Four Pipe Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase aggregate shares					535,274
Common Class A [Member] | Maximum [Member] | Private Placement [Member] | January Two Thousand Twenty Four Pipe Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants to purchase aggregate shares					535,274
Common Class A [Member] | May Two Thousand Twenty Two Private Investment In Public Equity Warrants [Member]
Class of Stock [Line Items]
Purchase price of per share | $ / shares												$ 82.50
Common Class A [Member] | May Two Thousand Twenty Two Private Investment In Public Equity Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Purchase and sale of shares												405,405
Warrants to purchase aggregate shares												405,405
Purchase price of per share | $ / shares												$ 74.0
Common Class A [Member] | May Two Thousand Twenty Two Private Investment In Public Equity Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Purchase price of per share | $ / shares												7.50
Common Class A [Member] | May Two Thousand Twenty Two Private Investment In Public Equity Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Purchase price of per share | $ / shares												$ 82.50
Common Class A [Member] | May 2022 Private Investment In Public Equity Warrants Modified [Member]
Class of Stock [Line Items]
Warrants to purchase aggregate shares						892,857								892,857
Common Class A [Member] | March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member]
Class of Stock [Line Items]
Purchase and sale of shares									938,184
Warrants to purchase aggregate shares																						729,698
Purchase price of per share | $ / shares																						$ 30.00
Common Class A [Member] | March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Purchase price of per share | $ / shares									$ 1.25
Common Class A [Member] | March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member] | Maximum [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrants to purchase aggregate shares									938,183
Common Class A [Member] | May Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member]
Class of Stock [Line Items]
Purchase and sale of shares							581,394
Warrants to purchase aggregate shares							581,394
Purchase price of per share | $ / shares							$ 5.20
Common Class A [Member] | May Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Purchase price of per share | $ / shares							$ 1.25
Common Class A [Member] | Equity Purchase Agreement [Member] | Yorkville [Member]
Class of Stock [Line Items]
Common stock, shares authorized		10,000
Common stock, par value | $ / shares		$ 0.0001
Consideration shares of common stock | $		$ 10,000
Common Class A [Member] | Equity Purchase Agreement [Member] | Subsequent Event [Member] | Yorkville [Member]
Class of Stock [Line Items]
Common stock, shares authorized		10,000,000
Common stock, par value | $ / shares		$ 0.0001
Consideration shares of common stock | $		$ 10,000
Common Class A [Member] | May Two Thousand Twenty Three Private Investment In Public Equity Warrant [Member]
Class of Stock [Line Items]
Purchase and sale of shares							581,395
Common Stock [Member] | At the Market Sales Agreement [Member]
Class of Stock [Line Items]
Purchase and sale of shares																	13,296	13,296
Aggregate offering price | $											$ 150,000
Average price per share | $ / shares																	$ 10.60	$ 10.60